Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 27, 2010	May 31, 2010 Minimum [Member]	May 31, 2010 Maximum [Member]	May 31, 2010 Director [Member]	May 27, 2010 Management [Member]	May 31, 2010 Restricted Stock [Member]	May 31, 2010 Restricted Stock [Member] Related Party [Member]	Dec. 31, 2012 Restricted Stock [Member] Related Party [Member]	May 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Related Party [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor Stock Options [Member]	May 31, 2010 Successor Management Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Successor Management Incentive Plan [Member] Restricted Stock [Member]	May 27, 2010 Successor Management Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 Successor Management Incentive Plan [Member] Stock Options [Member]	May 31, 2010 Common Stock	May 27, 2010 Common Stock	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member]	May 27, 2010 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]	Mar. 31, 2013 Senior ABL Facility [Member]	Dec. 31, 2012 Senior ABL Facility [Member]	May 31, 2010 Senior ABL Facility [Member]
Fresh-Start Adjustment [Line Items]
Filling Date of Bankruptcy Case					Aug. 03, 2009
Effective date of Reorganization					May 27, 2010
Aggregate revolving loan availability																																$ 125,000	$ 125,000	$ 125,000
Uncommitted incremental loan facility																																25,000	25,000	25,000
Senior unsecured notes principal amount		450,000			450,000	450,000	450,000												450,000	450,000											450,000
Senior Notes due					2018																							2018
Senior unsecured notes interest rate																												8.50%		8.50%	8.50%
Senior unsecured notes maturity date																													May 01, 2018
Cumulative participating convertible preferred stock, dividend rate percentage		7.00%			7.00%													7.00%
Common stock, shares issued		18,406,489			18,426,831	18,416,957	17,489,693
Preferred Stock, Shares Issued							1,000,000
Common stock issuable under convertible preferred stock																										4,290,788
Common stock repurchase					2,419,753																						2,419,753
Restricted common stock granted																702,509							757,896	757,896		702,509
Additional restricted common stock granted		693,043	825,988	633,933	666,546	918,537																104,075
Options, Granted					385,600							41,664													58,386
Additional Stock options granted		252,817	336,363	321,967	260,150	373,804									78,057
Restricted common stock issued to directors and Oak Hill Advisors L.P. or its affiliates										58,386			26,448	26,448			58,386				780,566
Common stock reserved											780,566
Preferred stock dividend share	10,780
Plan of Reorganization included distributable value							1,025,000
Excess cash in the plan of reorganization							50,000
Reorganization Value of discounted cash flow								$ 975,000	$ 1,075,000